Principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2014
Principal accounting policies [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs' subsidiaries for which the Company is the ultimate primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All significant transactions and balances among the Company, its subsidiaries, the VIEs and VIEs' subsidiaries have been eliminated upon consolidation.

Use of estimates
(b)	Use of estimates

The preparation of the Group's consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates. Significant accounting estimates reflected in the Group's consolidated financial statements mainly include revenue recognition, the valuation allowance of deferred tax assets, the determination of uncertain tax position, the valuation and recognition of share-based compensation, the accruals for employee benefits and the determination of the estimated useful lives of property and equipment.

Functional currency and foreign currency translation
(c)	Functional currency and foreign currency translation

The Group uses United States dollar (“US$”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the BVI and Hong Kong is US$, while the functional currency of the other entities in the Group is Renminbi (“RMB”). In the consolidated financial statements, the financial information of the Company's PRC subsidiary, the VIEs and VIEs' subsidiaries, which use RMB as their functional currency, have been translated into US$. Assets and liabilities are translated at the exchange rates on the balance sheet date; equity amounts are translated at historical exchange rates; and revenues, expenses, gains, and losses are translated using the average rate for the year. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the consolidated statement of changes in shareholders' equity/(deficit).

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of comprehensive income/(loss).

Fair value of financial instruments
(d)	Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

The Group's financial instruments mainly include cash and cash equivalents, term deposits, short-term investments, accounts receivable, accounts payable, deferred revenues, customer advances and deposits, and accrued liabilities and other current liabilities, of which the carrying values approximate their fair value. Please see Note 11 for additional information.

Cash and cash equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash.

The following table sets forth a breakdown of the Group's cash and cash equivalents by currency denomination, jurisdiction and geographical location as of December 31, 2013 and 2014:

	US$ in thousands					RMB in thousands					US$ in thousands
	USA	Hong Kong	China Non VIE	China VIE	Total	USA	Hong Kong	China Non VIE	China VIE	Total	Total translated to USD
December 31, 2013	362	30,251	13,532	2	44,147	60,000	3,095	7,258	28,896	99,249	60,494
December 31, 2014	3	43,066	108	2	43,179	434	7	317,156	99,706	417,303	111,376

Term deposits
(f)	Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than three months to up to one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income /(loss) during the periods presented.

Short-term investments
(g)	Short-term investments

Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets and investment in available-for-sale securities of a public traded company.

The Group carries these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income/(loss) as investment income/(loss), net. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 11 for additional information.

The available-for-sale securities are reported at fair values with the unrealized gains or losses recorded as accumulated other comprehensive income or loss in equity. The Group reviews its available-for-sale securities for other-than-temporary impairment (“OTTI”) based on the specific identification method. If the cost of an investment exceeds the investment's fair value, the Group considers quantitative and qualitative evidence including general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment in determining whether to record an OTTI.

Accounts receivable
(h)	Accounts receivable

The carrying value of accounts receivable is reduced by an allowance that reflects the Group's best estimate of the amounts that will not be collected. The Group makes estimations for the collectability of accounts receivable considering many factors including but not limited to reviewing accounts receivable balances, historical bad debt rates, repayment patterns, customer credit worthiness, financial conditions of the customers and industry trend analysis, resulting in their inability to make payments due to the Group. The Group also makes a specific allowance if there is evidence showing that the receivable is likely to be not recoverable. There was no allowance made historically.

Property and equipment
(i)	Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Computers and equipment	3-5 years
Motor vehicles	4-5 years
Furniture and fixtures	5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss).

Long-term investments
(j)	Long-term investments

Long-term investments represent the Group's investments in privately held companies.

In accordance with ASC 323 “Investment-Equity Method and Joint Ventures”, the Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group's proportionate share of each equity investee's net income or loss into consolidated statements of comprehensive income/(loss) after the date of acquisition. The Group will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero.

An investment in in-substance common stock is an investment that has risk and reward characteristics that are substantially similar to that entity's common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity's common stock.

For long-term investments over which the Group does not have significant influence, the cost method accounting is used. For long-term investments in shares that are not ordinary shares or in-substance ordinary shares and that do not have readily determinable fair value, the cost method accounting is used.

The Group continually reviews its long-term investments accounted for under the cost and equity methods to determine whether a decline in fair value to below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group's carrying value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other than temporary, the carrying value of the equity investee is written down to fair value.

Impairment of long-lived assets
(k)	Impairment of long-lived assets

The carrying amounts of long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. No impairment of long-lived assets was recognized for years ended December 31, 2012, 2013 and 2014.

Customer advances and deposits
(l)	Customer advances and deposits

Customers pay in advance to purchase membership services, online marketing services and other services. The cash proceeds received from customers are initially recorded as customer advances and deposits and then transferred to deferred revenues when they are used to purchase desired services.

Revenue recognition
(m)	Revenue recognition

The Group generates revenues primarily from membership and online marketing services. Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, service is performed and collectability of the related fee is reasonably assured.

 The Group has adopted the gross presentation for business tax and related surcharges pursuant to ASC 605-45, "Revenue Recognition: Principal Agent Considerations". The amount of business tax and related surcharges included in revenues and cost of revenues were US$4,380, US$1,742 and US$1,632 for the years ended December 31, 2012, 2013 and 2014, respectively. Effective January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched the Value Added Tax ("VAT") Pilot Program for certain industries in certain regions. According to the implementation circulars released by the Ministry of Finance and the State Administration of Taxation on the Pilot Program, the "Modern Service Industries" includes research, development and technological services, information technology services, cultural innovation services, logistics support, lease of corporeal properties, attestation and consulting services. Subsidiaries in different regions were affected at different times as the program was rolled out. Most of the Company's entities were subject to the VAT Pilot Program as of December 31, 2013 and 2014. With the adoption of the Pilot Program, the Group's revenues are subject to VAT payable on goods sold or taxable labor services provided by a general VAT taxpayer for a taxable period. VAT payable is the net balance of the output VAT for the period after deducting the input VAT for the period. Hence, the amount of VAT payable does not result directly from output VAT generated from goods sold or taxable labor services provided. As such, the Group has adopted the net presentation of VAT.

(i)	Membership

A membership is a basic services package mainly consisting of the following services: customer certification, display of an online storefront on the Group's marketplace, preferential listing benefits such as limited daily priority listings and higher quota for free daily listings and access to the Group's dedicated customer service support team and online account management system. Membership revenues are recognized ratably over the contract period when membership services are provided.

(ii)	Online marketing services

The Group's online marketing services include time-based services and performance-based services. Revenues from time-based services are recognized ratably over the service period. Revenues from performance-based services are recognized when the agreed performance criteria are achieved. For service arrangements that include multiple deliverables, revenues are allocated to each unit of accounting based on relative selling price of each unit of accounting according to the selling price hierarchy established by ASU No. 2009–13. The Group uses (a) vendor-specific objective evidence of selling price, if it exists, (b) otherwise, third-party evidence of selling price. If neither (a) nor (b) exists, the Group will use (c) the management's best estimate of the selling price for that deliverable. Selling price is generally determined by vendor specific objective evidence.

(iii)	Other services

Other services include (1) group buying services, which the Group started in 2010 but significantly scaled back since mid-2012, and (2) various other services. The Group recognises other service revenue when the related service is rendered. For group buying, the Group recognises revenue on a net basis, i.e. based on the difference between the amounts collected from customers and amounts paid to third party merchants, at the time when the customers redeem the coupon and when the Group has no further obligations.

Cost of revenues
(n)	Cost of revenues

Costs of revenues mainly consist of costs associated with the production and operation of websites, which include fees paid to third parties for internet connection, content and services, payroll-related expenses, equipment depreciation associated with the website production and operation, and business taxes, etc.

Advertising expenses
(o)	Advertising expenses

Advertising costs are generally prepaid to the third parties for television, internet and outdoor advertising services. Advertising costs are expensed as sales and marketing expenses when the services are received. For the years ended December 31, 2012, 2013 and 2014, advertising expenses recognized in the consolidated statements of comprehensive income/(loss) were US$25,063, US$22,703 and US$73,435, respectively.

Research and development expenses
(p)	Research and development expenses

Research and development expenses mainly consist of personnel, rent and depreciation expenses associated with the development of and enhancement to the Group's websites and expenses associated with research and development. The research and development expenses are expensed as incurred for all the periods presented.

Costs incurred for the preliminary project stage of internal use software are expensed when incurred as in research and development expenses. Costs incurred during the application development stage are capitalized when certain criteria are met as stated in ASC 350-40. Costs incurred during the post-implementation-operation stage are also expensed as incurred. As the period qualified for capitalization has historically been very short and the development costs incurred during this period have been insignificant, development costs of internal use software to date have been expensed when incurred.

Operating leases
(q)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessors are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income/(loss) on a straight-line basis over the terms of underlying lease.

Share-based compensation
(r)	Share-based compensation

All share-based awards to employees and directors, including share options, restricted share units (“RSUs”) and ordinary shares awards, are measured at the grant date based on the fair value of the awards. Share-based compensation, net of forfeitures, is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period.

The Group uses the binominal option pricing model to determine the fair value of share options and account for share-based compensation expenses using an estimated forfeiture rate at the time of grant and revising the rate, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expenses are recorded net of estimated forfeitures such that expenses are recorded only for those share-based awards that are expected to vest.

See Note 15 for further information regarding share-based compensation assumptions and expenses.

Income taxes
(s)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the statement of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group's uncertain tax positions and determining its provision for income taxes. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive income/(loss). The Group did not have any interest or penalties associated with tax positions as of December 31, 2012, 2013 and 2014. As of December 31, 2012, 2013 and 2014, the Group did not have any significant unrecognized uncertain tax positions.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Employee benefits
(t)	Employee benefits

Full-time employees of the Group in mainland China are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated defined contribution plan. Chinese labor regulation requires that the Group makes contributions to the government for these benefits based on certain percentage of the employees' salaries, up to a maximum amount specified by the local government. Currently, the Group is paying contributions to the social insurance plan for all full-time employees and to the housing fund plans for some employees, but the amounts paid for these employees may not be sufficient as required by the PRC laws and regulations, for which the Group have made provision based on its best estimate. The Group has no legal obligation for the benefits beyond the required contributions.

The Group recorded employee benefit expenses of US$8,871, US$9,385 and US$14,499 for the years ended December 31, 2012, 2013 and 2014, respectively.

Government grant
(u)	Government grant

A government grant is recognized as other income when the grant is received and the requirements associated with receipt of the grant have been complied with.

For the years ended December 31, 2012, 2013 and 2014, the Group received government grants of US$1,150, US$982 and US$5,696, respectively, which were included in others, net under other income/(expenses) in the consolidated statements of comprehensive income/(loss).

Ordinary shares
(v)	Ordinary shares

The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the common shareholders' equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in capital first with any remaining excess charged entirely to retained earnings.

Statutory reserves
(w)	Statutory reserves

The Group's PRC subsidiaries, the VIEs and VIEs' subsidiaries in China are required to make appropriations to certain non-distributable reserve funds.

In accordance with China's Company Laws, the Company's PRC subsidiary, the VIEs and VIEs' subsidiaries that are Chinese companies, must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People's Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China's Foreign Investment Enterprises, the Company's subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective company's discretion. The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses to increase the registered capital of the respective company. These reserves are not allowed to be transferred out as cash dividends, loans or advances, nor can they be distributed except under liquidation.

The Group has made no appropriations to statutory surplus fund and other reserve funds for the years ended December 31, 2012, 2013 and 2014 as the Company's subsidiaries, the VIEs and VIEs' subsidiaries in China were in accumulated loss positions.

Related parties
(x)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Earnings/(loss) per share
(y)	Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders, considering the accretions to redemption value of the preference shares (see Note 16), by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted earnings (loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders, as adjusted for the accretions and allocation of net income related to the preference shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preference shares using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Comprehensive income/(loss)
(z)	Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustment and unrealized gain/(loss) on available-for-sale securities.

Segment reporting
(aa)	Segment reporting

Based on the criteria established by ASC 280 “Segment Reporting”, the Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of revenue, cost and expenses that does not distinguish between segments, and reports costs and expenses by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating segment. As the Group's long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Recently issued accounting pronouncements
(ab)	Recently issued accounting pronouncements

In April 2014, the FASB issued ASU 2014-08, ‘‘Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity''. This update changed the threshold for reporting discontinued operations and added new disclosures for disposals. Under the updated guidance, a discontinued operation is defined as a component or group of components that is disposed of or is classified as held for sale and represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results. This ASU is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2014. The adoption of this ASU will not have a material impact on the Group's consolidated financial statements.

In May 2014, the FASB and IASB issued their converged standard on revenue recognition. The objective of the revenue standard ASU 2014-09, ‘‘Revenue from Contracts with Customers (Topic 606)'' is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. For public companies, the revenue standard is effective for the first interim period within annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In August 2014, FASB issued ASU No. 2014-15, ‘‘Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern.'' The new standard addresses management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. Management's evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued. The new standard will be effective for the first interim period within annual reporting periods beginning after December 15, 2016. Early adoption is permitted. The adoption of this ASU will not have a material impact on the Group's consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, which provides guidance for reporting entities that are required to evaluate whether they should consolidate certain legal entities. In accordance with ASU 2015-02, all legal entities are subject to reevaluation under the revised consolidation model. ASU 2015-02 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted. The Group is still assessing the potential impact of ASU 2015-02 on its consolidated financial statements.